UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06740

Legg Mason Partners Institutional Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
100 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code:
Funds Investor Services 1-800-822-5544
or
Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: August 31
Date of reporting period: November 30, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS INSTITUTIONAL TRUST

WESTERN ASSET / CITISM INSTITUTIONAL LIQUID RESERVES

FORM N-Q
NOVEMBER 30, 2009

Notes to Schedule of Investments (unaudited)

Investment in Liquid Reserves Portfolio, at value $6,099,757,964

1. Organization and Significant Accounting Policies

Western Asset / CitiSM Institutional Liquid Reserves (the “Fund”) is a separate diversified investment series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund invests all of its investable assets in Liquid Reserves Portfolio (the “Portfolio”), a separate investment series of Master Portfolio Trust, that has the same objective as the Fund.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. The Fund records its investment in the Portfolio at value. The value of such investment in the Portfolio reflects the Fund’s proportionate interest (15.9% at November 30, 2009) in the net assets of the Portfolio.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (formerly, Statement of Financial Accounting Standards No. 157) (“ASC Topic 820”). ASC Topic 820 disclosure and valuation of securities held by the Portfolio are discussed in Note 1(a) of the Portfolio’s Notes to Schedule of Investments, which are included elsewhere in this report.

(b) Credit and Market Risk. Investments in securities that are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

1

Liquid Reserves Portfolio

Schedule of Investments (unaudited)	November 30, 2009

Face
Amount	Security	Value

SHORT-TERM INVESTMENTS — 99.9%
Bank Notes — 2.0%
	Bank of America N.A.:
$200,000,000	0.420% due 3/24/10 (a)	$200,000,000
300,000,000	0.420% due 3/25/10 (a)	300,000,000
250,000,000	Chase Bank USA, 0.190% due 2/4/10	250,000,000

	Total Bank Notes	750,000,000

Certificates of Deposit — 31.0%
250,000,000	ABN Amro Bank NV, 0.700% due 4/23/10	250,000,000
	Banco Bilbao Vizcaya:
200,000,000	0.700% due 12/2/09	200,000,000
345,000,000	0.350% due 3/22/10	345,000,000
	Bank of Montreal:
200,000,000	0.180% due 12/3/09	200,000,000
200,000,000	0.180% due 12/7/09	200,000,000
300,000,000	0.250% due 12/16/09	300,000,000
100,000,000	0.180% due 12/21/09	100,000,000
	Bank of Nova Scotia:
260,000,000	0.490% due 12/16/09	260,000,000
135,000,000	0.400% due 1/11/10	135,000,000
115,000,000	1.150% due 5/7/10	115,000,000
200,000,000	0.900% due 6/4/10	200,000,000
	Bank of Tokyo Mitsubishi:
200,000,000	0.280% due 12/15/09	200,000,000
300,000,000	0.500% due 2/18/10	300,000,000
	Barclays Bank PLC:
300,000,000	0.790% due 1/20/10	300,000,000
150,000,000	0.710% due 2/5/10	150,000,000
150,000,000	0.540% due 3/16/10	150,000,000
	BNP Paribas NY Branch:
100,000,000	0.500% due 12/18/09	100,000,000
275,000,000	0.460% due 1/19/10	275,000,000
150,000,000	0.420% due 2/16/10	150,000,000
350,000,000	0.360% due 5/20/10	350,000,000
350,000,000	Canadian Imperial Bank, 0.320% due 3/17/10	350,000,000
350,000,000	Citibank N.A., 0.240% due 1/21/10	350,000,000
	Commerzbank AG:
160,000,000	0.265% due 2/16/10	160,001,711
100,000,000	0.260% due 2/23/10	100,001,166
	Credit Suisse NY:
325,000,000	1.925% due 4/23/10	325,718,612
300,000,000	0.281% due 7/29/10 (b)	300,000,000
	Deutsche Bank AG NY:
500,000,000	0.500% due 1/4/10	500,000,000
350,000,000	0.400% due 1/8/10	350,000,000
250,000,000	DnB NOR Bank ASA, 0.350% due 9/10/10 (b)	250,000,000
	Intesa San Paolo:
250,000,000	0.300% due 1/4/10	250,000,000
100,000,000	0.305% due 1/4/10	100,000,472
155,000,000	0.449% due 8/20/10 (b)	155,000,000
	National Bank of Canada:
400,000,000	0.370% due 4/6/10	400,000,000
200,000,000	0.340% due 4/22/10	200,000,000
	Nordea Bank Finland PLC:
200,000,000	1.650% due 1/13/10	200,000,000
100,000,000	1.850% due 5/4/10	100,004,199

See Notes to Schedule of Investments.
2

Liquid Reserves Portfolio

Schedule of Investments (unaudited) (continued)	November 30, 2009

Face
Amount	Security	Value

Certificates of Deposit — 31.0% (continued)
$92,500,000	1.210% due 5/20/10	$92,711,956
107,400,000	1.070% due 5/21/10	107,786,272
	Rabobank Nederland NY:
300,000,000	0.340% due 3/17/10	300,000,000
225,000,000	0.320% due 6/3/10	225,000,000
	Royal Bank of Canada:
150,000,000	0.400% due 1/11/10	150,000,000
250,000,000	0.300% due 3/22/10	250,000,000
200,000,000	Royal Bank of Scotland, 0.750% due 3/23/10	200,000,000
	Societe Generale NY:
300,000,000	0.342% due 9/20/10 (b)	300,000,000
150,000,000	0.378% due 5/5/11 (b)	150,000,000
	Svenska Handelsbanken NY:
100,000,000	0.305% due 5/13/10	100,002,260
300,000,000	0.293% due 7/23/10 (b)	300,009,616
	Toronto Dominion Bank NY:
185,000,000	0.320% due 3/19/10	185,000,000
105,000,000	0.300% due 4/15/10	105,000,000
	UBS AG Stamford Branch:
275,000,000	1.350% due 12/4/09	275,000,000
96,250,000	0.860% due 3/2/10	96,325,137
300,000,000	0.480% due 5/26/10	300,014,632
400,000,000	Unicredito Italiano SpA, 0.405% due 12/1/09	400,000,000

	Total Certificates of Deposit	11,907,576,033

Certificates of Deposit (Euro) — 5.1%
100,000,000	Commonwealth Bank, 0.500% due 12/17/09	100,000,000
	Credit Agricole SA:
200,000,000	0.500% due 1/22/10	200,000,000
275,000,000	0.850% due 3/12/10	275,000,000
	HSBC Bank PLC:
225,000,000	0.400% due 1/13/10	225,000,000
215,000,000	0.225% due 2/12/10	215,003,495
	ING Bank:
300,000,000	0.380% due 2/1/10	300,005,160
280,000,000	0.340% due 3/8/10	280,007,536
175,000,000	0.340% due 3/10/10	175,004,808
175,000,000	0.540% due 5/10/10	175,003,878

	Total Certificates of Deposit (Euro)	1,945,024,877

Certificate of Deposit (Yankee) — 0.5%
200,000,000	Societe Generale, 0.260% due 3/1/10	200,000,000

Commercial Paper — 29.6%
	ANZ National International Ltd.:
100,000,000	0.501% due 12/3/09 (a)(c)	99,997,222
100,000,000	0.461% due 1/25/10 (a)(c)	99,929,722
100,000,000	0.431% due 2/8/10 (a)(c)	99,917,583
150,000,000	0.441% due 2/10/10 (a)(c)	149,869,833
150,000,000	0.451% due 3/8/10 (a)(c)	149,818,125
100,000,000	0.512% due 5/14/10 (a)(c)	99,767,667
	ASB Finance Ltd.:
250,000,000	0.521% due 3/19/10 (a)(c)	249,610,001
150,000,000	0.341% due 5/3/10 (a)(c)	149,783,250
	Banco Bilbao Vicaya:
150,000,000	0.341% due 4/14/10 (a)(c)	149,810,167
200,000,000	0.321% due 4/27/10 (a)(c)	199,738,667

See Notes to Schedule of Investments.

3

Liquid Reserves Portfolio

Schedule of Investments (unaudited) (continued)	November 30, 2009

Face
Amount	Security	Value

Commercial Paper — 29.6% (continued)
$435,000,000	Bank of America Corp., 0.130% due 12/1/09 (c)	$435,000,000
	BNZ International Funding Ltd.:
175,000,000	0.401% due 2/8/10 (a)(c)	174,865,833
290,000,000	0.401% due 2/16/10 (a)(c)	289,751,889
150,000,000	0.331% due 4/28/10 (a)(c)	149,796,500
	Caisse D’amortissement:
700,000,000	0.501% due 12/10/09 (c)	699,912,500
100,000,000	0.531% due 12/28/09 (c)	99,960,250
250,000,000	Canadian Imperial Bank of Commerce, 0.240% due 3/8/10 (c)	249,838,334
100,000,000	CBA (Delaware) Finance Inc., 0.240% due 12/4/09 (c)	99,998,000
	Commerzbank U.S. Finance:
500,000,000	0.300% due 12/10/09 (c)	499,962,500
200,000,000	0.260% due 2/5/10 (c)	199,904,667
	Danske Corp.:
200,000,000	0.180% due 12/14/09 (a)(c)	199,987,000
235,500,000	0.190% due 12/21/09 (a)(c)	235,475,142
300,000,000	0.501% due 1/19/10 (a)(c)	299,795,834
575,000,000	Dexia Delaware, 0.350% due 2/18/10 (c)	574,558,370
300,000,000	DnB NOR Bank ASA, 0.310% due 4/6/10 (a)(c)	299,674,501
	General Electric Capital Corp.:
300,000,000	0.140% due 12/1/09 (c)	300,000,000
500,000,000	0.220% due 12/29/09 (c)	499,914,445
	Honeywell International Inc.:
4,300,000	0.604% due 9/28/10 (a)(c)	4,278,428
50,000,000	0.604% due 9/29/10 (a)(c)	49,748,333
225,000,000	Intesa Funding LLC, 0.200% due 1/11/10 (c)	224,948,750
700,000,000	JPMorgan Chase Funding Inc., 0.290% due 4/5/10 (a)(c)	699,295,140
	Pfizer Inc.:
66,000,000	0.330% due 12/3/09 (a)(c)	65,998,790
47,800,000	0.330% due 12/7/09 (a)(c)	47,797,371
	Santander Central Hispano:
137,000,000	0.300% due 4/30/10 (c)	136,828,750
100,000,000	0.603% due 6/15/10 (c)	99,673,333
	Societe Generale N.A.:
350,000,000	0.160% due 12/1/09 (c)	350,000,000
100,000,000	0.532% due 1/20/10 (c)	99,926,389
200,000,000	0.552% due 2/2/10 (c)	199,807,500
	State Street Corp.:
115,000,000	0.210% due 12/2/09 (c)	114,999,329
50,000,000	0.220% - 0.230% due 1/7/10 (c)	49,988,695
50,000,000	0.220% - 0.230% due 1/7/10 (c)	49,988,181
50,000,000	0.220% - 0.230% due 1/7/10 (c)	49,988,181
150,000,000	0.230% due 1/21/10 (c)	149,951,125
	Swedish Export Credit:
325,000,000	0.541% due 12/17/09 (c)	324,922,000
100,000,000	0.541% due 12/18/09 (c)	99,974,500
250,000,000	0.341% due 4/1/10 (c)	249,714,306
200,000,000	0.341% due 4/5/10 (c)	199,763,889
100,000,000	Toronto Dominion Holdings, 0.321% due 5/26/10 (a)(c)	99,843,555
300,000,000	UBS Finance Delaware LLC, 0.552% due 4/30/10 (c)	299,312,500
	Unicredit Delaware:
250,000,000	0.621% due 12/21/09 (a)(c)	249,913,889
350,000,000	0.516% due 5/18/10 (a)(c)	349,158,832
	Westpac Banking Corp.:
137,500,000	0.401% due 2/5/10 (a)(c)	137,399,167

See Notes to Schedule of Investments.

4

Liquid Reserves Portfolio

Schedule of Investments (unaudited) (continued)	November 30, 2009

Face
Amount	Security	Value

Commercial Paper — 29.6% (continued)
$106,650,000	0.341% due 4/5/10 (a)(c)	$106,524,094
115,000,000	0.421% due 4/21/10 (a)(c)	114,810,825

	Total Commercial Paper	11,381,193,854

Corporate Bonds & Notes — 2.6%
	Commonwealth Bank of Australia:
150,000,000	0.390% due 7/1/10 (a)(b)	150,000,000
100,000,000	0.282% due 11/26/10 (a)(b)	100,000,000
225,000,000	Rabobank Nederland NV, 0.273% due 8/16/10 (a)(b)	225,000,000
150,000,000	Svenska Handelsbanken AB, 0.305% due 12/3/10 (a)(b)	150,000,000
	Westpac Banking Corp.:
250,000,000	0.273% due 8/13/10 (a)(b)	249,979,914
105,000,000	0.281% due 11/26/10 (b)	104,964,081

	Total Corporate Bonds & Notes	979,943,995

FDIC Backed Bonds & Notes — 0.5%
201,000,000	Bank of America N.A., 0.228% due 2/5/10 (b)	201,000,000

Medium-Term Notes — 1.5%
155,000,000	Bank of America N.A., 0.657% due 10/22/10 (b)	155,000,638
105,000,000	General Electric Capital Corp., 0.400% due 3/12/10 (b)	105,024,240
330,000,000	Kreditanstalt Fur Wiederaufbau International Finance Inc., 0.333% due 1/21/10 (b)	330,000,000

	Total Medium-Term Notes	590,024,878

Supranationals/Sovereigns — 3.4%
	Inter-American Development Bank:
184,000,000	0.240% due 2/19/10 (b)	184,000,000
120,000,000	0.220% due 4/8/10 (c)	119,906,134
400,000,000	0.210% due 4/15/10 (c)	399,685,001
309,000,000	International Bank for Reconstruction & Development, 0.231% due 2/1/10 (b)	309,000,000
	Sweden (Kingdom of):
75,000,000	0.826% due 3/17/10 (a)(c)	74,818,917
200,000,000	0.826% due 3/18/10 (a)(c)	199,512,556

	Total Supranationals/Sovereigns	1,286,922,608

Time Deposits — 9.7%
425,000,000	BNP Paribas Grand Cayman, 0.160% due 12/1/09	425,000,000
375,000,000	Calyon Grand Cayman, 0.140% due 12/1/09	375,000,000
827,654,000	Citibank Nassau, 0.150% due 12/1/09	827,654,000
325,000,000	Commerzbank Grand Cayman, 0.150% due 12/1/09	325,000,000
725,000,000	Dexia Credit Local NY, 0.170% due 12/1/09	725,000,000
265,000,000	National Bank of Canada, 0.150% due 12/1/09	265,000,000
100,000,000	Nordea Bank Sweden, 0.140% due 12/1/09	100,000,000
375,000,000	Royal Bank of Canada NY, 0.188% due 12/1/09	375,000,000
300,000,000	Toronto Dominion Grand Cayman, 0.188% due 12/1/09	300,000,000

	Total Time Deposits	3,717,654,000

U.S. Government Agencies — 10.0%
	Federal Farm Credit Bank (FFCB), Bonds:
100,000,000	0.240% due 11/15/10 (b)	100,000,000
250,000,000	0.010% due 9/15/11 (b)	249,954,782
300,000,000	0.242% due 10/7/11 (b)	300,000,000
	Federal Home Loan Bank (FHLB), Bonds:
300,000,000	0.044% due 12/28/09 (b)	299,990,100
100,000,000	0.164% due 11/26/10 (b)	100,000,000
	Federal Home Loan Mortgage Corp. (FHLMC):
	Discount Notes:

See Notes to Schedule of Investments.
5

Liquid Reserves Portfolio

Schedule of Investments (unaudited) (continued)	November 30, 2009

Face
Amount	Security	Value

U.S. Government Agencies — 10.0% (continued)
$200,000,000	0.877% due 1/8/10 (c)(d)	$199,816,333
197,100,000	1.010% due 2/5/10 (c)(d)	196,738,650
	Notes:
400,000,000	0.184% due 7/12/10 (b)(d)	400,000,000
225,000,000	0.008% due 7/14/10 (b)(d)	224,989,115
298,000,000	0.030% due 9/3/10 (b)(d)	297,932,284
100,000,000	0.350% due 4/1/11 (b)(d)	100,150,840
120,000,000	0.189% due 5/4/11 (b)(d)	120,090,391
	Federal National Mortgage Association (FNMA):
300,000,000	Discount Notes, 0.321% due 1/14/10 (c)(d)	299,882,667
	Notes:
200,000,000	0.233% due 1/21/10 (b)(d)	200,000,000
199,215,000	3.100% due 2/4/10 (d)	199,934,387
250,000,000	0.021% due 2/8/10 (b)(d)	249,990,134
155,000,000	0.048% due 8/5/10 (b)(d)	154,949,080
150,000,000	0.010% due 5/13/11 (b)(d)	149,978,301

	Total U.S. Government Agencies	3,844,397,064

U.S. Treasury Bill — 1.1%
427,000,000	U.S. Treasury Bills, 0.675% - 0.705% due 3/11/10 (c)	426,186,389

U.S. Treasury Notes — 1.9%
	U.S. Treasury Notes:
512,400,000	1.750% due 3/31/10	514,095,308
217,500,000	1.250% due 11/30/10	219,464,511

	Total U.S. Treasury Notes	733,559,819

Repurchase Agreement — 1.0%

400,000,000	Barclays Capital Inc., tri-party repurchase agreement dated 11/30/09, 0.150% due 12/1/09, Proceeds at maturity - $400,001,667; (Fully collateralized by U.S. government obligation, 3.000% due 9/30/16; Market value -$408,000,026)	400,000,000

	TOTAL INVESTMENTS — 99.9% (Cost — $38,363,483,517#)	38,363,483,517
	Other Assets in Excess of Liabilities — 0.1%	27,316,772

	TOTAL NET ASSETS — 100.0%	$38,390,800,289

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	Variable rate security. Interest rate disclosed is that which is in effect at November 30, 2009.
(c)	Rate shown represents yield-to-maturity.
(d)	On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae (FNMA) and Freddie Mac (FHLMC) into conservatorship.
#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.
6

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Liquid Reserves Portfolio (the “Portfolio”) is a separate investment series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At November 30, 2009, all investors in the Portfolio were funds advised or administered by the manager of the Portfolio and/or its affiliates.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. In accordance with Rule 2a-7 under the 1940 Act, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

The Portfolio has adopted Financial Accounting Standards Board Codification Topic 820 (formerly, Statement of Financial Accounting Standards No. 157) (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Portfolio’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of the security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to convert future amounts to a single present amount.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Short-term investments†	—	$38,363,483,517	—	$38,363,483,517

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase Agreements. The Portfolio may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and of the fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a fund’s holding period. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian, acting on the Portfolio’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked to market and measured against the value of the agreement to ensure the adequacy of the collateral. If the counterparty defaults, the Portfolio generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Portfolio seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

7

Notes to Schedule of Investments (unaudited)(continued)

(c) Credit and Market Risk. Investments in securities that are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(d) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 (formerly, Statement of Financial Accounting Standards No. 161) (“ASC Topic 815”) requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended November 30, 2009, the Portfolio did not invest in swaps, options, or futures and does not have any intention to do so in the future.

8

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Institutional Trust

By:	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date: January 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date: January 25, 2010

By:	/s/ Frances M. Guggino

Frances M. Guggino
Chief Financial Officer

Date: January 25, 2010